Related Party Transactions		9 Months Ended
	Jun. 22, 2023	Sep. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
4. Related Party Transactions
Paragon and Parapyre Holding LLC each beneficially owns less than 5% of the Company’s capital stock through their respective holdings of Common Stock and Series A Preferred Stock of the Company. Fairmount Funds Management LLC (“Fairmount”) beneficially owns more than 5% of our capital stock, has two seats on the Company’s board of directors and beneficially owns more than 5% of Paragon, which is a joint venture between Fairmount and Fair Journey Biologics. Fairmount has appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers. Parapyre is an entity formed by Paragon as a vehicle to hold equity in Spyre in order to share profits with certain employees of Paragon.

6. Related Party Transactions
Paragon and Parapyre Holding LLC each beneficially owns less than 5% of the Company’s capital stock through their respective holdings of the Company’s common stock and Series A Preferred Stock. Fairmount Funds Management LLC (“Fairmount”) beneficially owns more than 5% of the Company’s capital stock, has two seats on the Board and beneficially owns more than 5% of Paragon, which is a joint venture between Fairmount and Fair Journey Biologics. Fairmount appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers. Parapyre is an entity formed by Paragon as a vehicle to hold equity in Spyre in order to share profits with certain employees of Paragon.
In connection with the Asset Acquisition, the Company assumed the rights and obligations of Spyre under the Paragon Agreement. Under the Paragon Agreement, Spyre is obligated to compensate Paragon for its services performed under each research program based on the actual costs incurred with mark-up
costs pursuant to the terms of the Paragon Agreement. As of the date of the Asset Acquisition, Spyre had incurred total expenses of $19.0 million under the Paragon Agreement since inception, inclusive of a $3.0 million research initiation fee that was due upon signing of the Paragon Agreement and $16.0 million of reimbursable expenses under the Paragon Agreement for historical costs owed to Paragon. As of the acquisition date, $19.0 million was unpaid and was assumed by the Company through the Asset Acquisition.
For the three and nine months ended September 30, 2023, the Company recognized expenses related to services provided by Paragon subsequent to the Asset Acquisition totaling $19.4 million and $20.8 million, respectively, which were recorded as Research and development expenses in the consolidated statements of operations. As of September 30, 2023, $16.8 million was unpaid and was included in Related party payable on the Company’s consolidated balance sheets.
For the three and nine months ended September 30, 2023, the Company made payments totaling $20.0 million to Paragon.
In July 2023, the Company exercised its option for the SPY001 program with the remaining three options for the SPY002, SPY003, SPY004 programs remaining outstanding. Following the execution of the license agreement with respect to the SPY001 program (the “SPY001 License Agreement”), the Company will be obligated to pay Paragon up to $22.0 million upon the achievement of specific development and clinical milestones for the first product under the SPY001 License Agreement that achieves such specified milestones.

The following is the summary of expenses related to the Paragon Agreement, which were ultimately settled in cash (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022	Financial Statement Line Item
Reimbursable costs under the Paragon Agreement	$16.7	$—	$17.9	$—	Research and development
Parapyre Option Obligation
The Paragon Agreement provided for an annual equity grant of options to purchase 1% of the then outstanding shares of Spyre’s common stock, on a fully diluted basis, on the last business day of each calendar year, at the fair market value determined by the board of directors of Spyre (the “Parapyre Option Obligation”).
In connection with the Asset Acquisition, the Company assumed the rights and obligations of Spyre under the Paragon Agreement, including the Parapyre Option Obligation. As a result, the Parapyre Option Obligation shall continue and Parapyre shall be entitled to receive the equivalent shares of the Company with the same terms. On September 29, 2023, the Company amended the Paragon Agreement to amend and restate certain terms of the option grant pertaining to the Parapyre Option Obligation, including but not limited to (i) defining that the annual equity grant of options is based on the outstanding shares of Aeglea’s common stock, (ii) establishing the grant date as the last business day of each applicable calendar year, and (iii) defining the term of the options granted as ten years. See Notes 3 and 10 for disclosures related to the Parapyre Option Obligation. For the three and nine months ended September 30, 2023, $2.7 million and $2.9 million, respectively, was recognized as stock compensation expense related to the Parapyre Option Obligation.
The following is the summary of Related party accounts payable (in millions):

	September 30, 2023	December 31, 2022
Reimbursable costs under the Paragon Agreement	$16.8	$—
Parapyre Option Obligation liability	3.0	—

Total related party accounts payable	$19.8	$—